UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRELX Emerging Markets Local
Currency Bond Fund
PAELX Emerging Markets Local
Currency Bond Fund–
.
Advisor  Class
TEIMX Emerging Markets Local
Currency Bond Fund–
.
I  Class
TRZFX Emerging Markets Local
Currency Bond Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
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* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Emerging Markets Local Currency Bond Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled 0.30% of the
portfolio at the end of the reporting period.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

EMERGING MARKETS LOCAL CURRENCY BOND FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,096.40 $5.25
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.79   5.06
Advisor Class
Actual   1,000.00   1,095.60   5.72
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.34   5.51
I Class
Actual   1,000.00   1,098.10   3.64
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.32   3.51
Z Class
Actual   1,000.00   1,099.60   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 1.01%,
the
2
Advisor Class was 1.10%, the
3
I Class was 0.70%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 4.68 $ 5.56 $ 6.44 $ 6.48 $ 6.04 $ 6.93
Investment activities
Net investment
income
(1)(2)
0.15 0.27 0.27 0.27 0.36 0.38
Net realized and
unrealized gain/loss 0.30 (0.88) (0.87) (0.03) 0.43 (0.90)
Total from
investment activities 0.45 (0.61) (0.60) 0.24 0.79 (0.52)
Distributions
Net investment
income (0.15) — (0.18) (0.03) (0.11) (0.16)
Tax return of capital — (0.27) (0.10) (0.25) (0.24) (0.21)
Total distributions (0.15) (0.27) (0.28) (0.28) (0.35) (0.37)
NET ASSET VALUE
End of period $ 4.98 $ 4.68 $ 5.56 $ 6.44 $ 6.48 $ 6.04

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
9.64% (11.00)% (9.54)% 4.08% 13.49% (7.63)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1.01%
(4)
1.01% 0.92% 0.94% 0.94% 0.95%
Net expenses after
waivers/payments
by Price Associates 1.01%
(4)
1.01% 0.92% 0.94% 0.92% 0.92%
Net investment
income 6.18%
(4)
5.48% 4.41% 4.58% 5.72% 5.84%
Portfolio turnover rate 65.1% 104.4% 83.1% 76.1% 50.2% 47.8%
Net assets, end of
period (in thousands) $23,364 $31,914 $54,575 $416,391 $406,675 $394,420
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 4.66 $ 5.55 $ 6.43 $ 6.47 $ 6.04 $ 6.92
Investment activities
Net investment
income
(1)(2)
0.15 0.26 0.26 0.27 0.34 0.36
Net realized and
unrealized gain/loss 0.29 (0.89) (0.88) (0.05) 0.42 (0.88)
Total from
investment activities 0.44 (0.63) (0.62) 0.22 0.76 (0.52)
Distributions
Net investment
income (0.16) — (0.17) (0.02) (0.10) (0.16)
Tax return of capital — (0.26) (0.09) (0.24) (0.23) (0.20)
Total distributions (0.16) (0.26) (0.26) (0.26) (0.33) (0.36)
NET ASSET VALUE
End of period $ 4.94 $ 4.66 $ 5.55 $ 6.43 $ 6.47 $ 6.04

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
9.56% (11.31)% (9.79)% 3.81% 12.99% (7.75)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1.10%
(4)
3.83% 2.89% 1.93% 1.92% 1.69%
Net expenses after
waivers/payments
by Price Associates 1.10%
(4)
1.10% 1.18% 1.20% 1.20% 1.20%
Net investment
income 6.09%
(4)
5.28% 4.35% 4.48% 5.50% 5.56%
Portfolio turnover rate 65.1% 104.4% 83.1% 76.1% 50.2% 47.8%
Net assets, end of
period (in thousands) $15 $15 $34 $49 $151 $212
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 4.68 $ 5.57 $ 6.45 $ 6.48 $ 6.05 $ 6.93
Investment activities
Net investment
income
(1)(2)
0.16 0.28 0.28 0.28 0.37 0.38
Net realized and
unrealized gain/loss 0.29 (0.89) (0.87) (0.02) 0.42 (0.88)
Total from
investment activities 0.45 (0.61) (0.59) 0.26 0.79 (0.50)
Distributions
Net investment
income (0.15) — (0.19) (0.03) (0.11) (0.17)
Tax return of capital — (0.28) (0.10) (0.26) (0.25) (0.21)
Total distributions (0.15) (0.28) (0.29) (0.29) (0.36) (0.38)
NET ASSET VALUE
End of period $ 4.98 $ 4.68 $ 5.57 $ 6.45 $ 6.48 $ 6.05

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
9.81% (10.88)% (9.37)% 4.40% 13.45% (7.35)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.76%
(4)
0.77% 0.80% 0.82% 0.81% 0.81%
Net expenses after
waivers/payments
by Price Associates 0.70%
(4)
0.70% 0.76% 0.79% 0.79% 0.79%
Net investment
income 6.48%
(4)
5.81% 4.68% 4.67% 5.90% 5.98%
Portfolio turnover rate 65.1% 104.4% 83.1% 76.1% 50.2% 47.8%
Net assets, end of
period (in thousands) $109,023 $91,372 $119,612 $101,341 $82,057 $196,112
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
. . Year
Ended
12/31/22
2/22/21
(1)
Through
12/31/21
NET ASSET VALUE
Beginning of period $ 4.68 $ 5.56 $ 6.25
Investment activities
Net investment income
(2)(3)
0.17 0.32 0.28
Net realized and unrealized gain/loss 0.29 (0.88) (0.68)
Total from investment activities 0.46 (0.56) (0.40)
Distributions
Net investment income (0.17) — (0.19)
Tax return of capital — (0.32) (0.10)
Total distributions (0.17) (0.32) (0.29)
NET ASSET VALUE
End of period $ 4.97 $ 4.68 $ 5.56
Ratios/Supplemental Data
Total return
(3)(4)
9.96% (10.10)% (6.60)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.75%
(5)
0.75% 0.79%
(5)
Net expenses after waivers/payments by Price Associates 0.00%
(5)
0.00% 0.00%
(5)
Net investment income 7.17%
(5)
6.53% 5.54%
(5)
Portfolio turnover rate 65.1% 104.4% 83.1%
Net assets, end of period (in thousands) $273,938 $240,172 $270,153
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 5.90%, 6/9/28 (EUR)  (1) 1,285,000 1,375
Total Albania (Cost
$1,361
)
1,375
ANGOLA 0.7%
Government Bonds 0.7%
Republic of Angola, 9.50%, 11/12/25 (USD)  2,925,000 2,866
Total Angola (Cost
$2,977
)
2,866
BAHAMAS 0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 5.75%, 1/16/24 (USD)  470,000 461
Total Bahamas (Cost
$465
)
461
BRAZIL 8.9%
Corporate Bonds 0.3%
Sitios Latinoamerica, 5.375%, 4/4/32 (USD)  (1) 1,430,000 1,296
1,296
Government Bonds 8.6%
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/35  8,099,442 1,803
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/25  41,485,000 8,567
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  71,925,000 14,937
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  34,730,000 7,056
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33  12,565,000 2,531
34,894
Total Brazil (Cost
$32,360
)
36,190
CHILE 0.9%
Corporate Bonds 0.0%
CAP, 3.90%, 4/27/31 (USD)  250,000 182
182

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.9%
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33  (1) 2,750,000,000 3,637
3,637
Total Chile (Cost
$3,812
)
3,819
CHINA 3.5%
Convertible Bonds 0.2%
H World Group, 3.00%, 5/1/26 (USD)  315,000 358
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  700,000 590
948
Corporate Bonds 0.1%
Agile Group Holdings, 5.75%, 1/2/25 (USD)  540,000 166
Longfor Group Holdings, 3.375%, 4/13/27 (USD)  300,000 243
Times China Holdings, 6.75%, 7/8/25 (USD)  (2)(3) 1,000,000 76
485
Government Bonds 3.2%
China Development Bank, Series 1904, 3.68%, 2/26/26  5,900,000 838
People's Republic of China, Series INBK, 3.01%, 5/13/28  19,000,000 2,681
People's Republic of China, Series INBK, 3.81%, 9/14/50  7,350,000 1,145
People's Republic of China, Series 1915, 3.13%, 11/21/29  57,100,000 8,096
12,760
Total China (Cost
$16,157
)
14,193
COLOMBIA 5.2%
Corporate Bonds 0.3%
Empresas Publicas de Medellin, 7.625%, 9/10/24  (1) 1,862,000,000 417
Empresas Publicas de Medellin, 7.625%, 9/10/24  4,371,000,000 977
1,394
Government Bonds 4.8%
Republic of Colombia, Series B, 6.00%, 4/28/28  28,473,800,000 5,855
Republic of Colombia, Series B, 7.00%, 3/26/31  8,497,000,000 1,719
Republic of Colombia, Series B, 7.00%, 6/30/32  2,620,000,000 515
Republic of Colombia, Series B, 7.25%, 10/18/34  20,901,300,000 4,046
Republic of Colombia, Series B, 13.25%, 2/9/33  12,661,600,000 3,563
Republic of Colombia, Series G, 7.00%, 3/26/31  19,383,400,000 3,921
19,619
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $90 (USD)  (3)(4) † 110

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $247 (USD)  (3)(4) † 246
356
Total Colombia (Cost
$21,898
)
21,369
CZECH REPUBLIC 3.5%
Government Bonds 3.5%
Czech Republic, Series 49, 4.20%, 12/4/36  45,000,000 2,034
Czech Republic, Series 78, 2.50%, 8/25/28  109,590,000 4,563
Czech Republic, Series 103, 2.00%, 10/13/33  206,100,000 7,669
Total Czech Republic (Cost
$13,214
)
14,266
DOMINICAN REPUBLIC 0.4%
Government Bonds 0.4%
Dominican Republic, 9.75%, 6/5/26  (1) 48,250,000 893
Dominican Republic, 13.625%, 2/3/33  (1) 32,350,000 729
Total Dominican Republic (Cost
$1,392
)
1,622
EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt, Series 5YR, 14.369%, 10/20/25  28,100,000 775
Arab Republic of Egypt, Series 5YR, 15.90%, 7/2/24  38,000,000 1,150
Total Egypt (Cost
$3,973
)
1,925
HUNGARY 3.6%
Corporate Bonds 0.2%
OTP Bank, VR, 8.75%, 5/15/33 (USD)  (5) 600,000 603
603
Government Bonds 3.4%
MFB Magyar Fejlesztesi Bank, 6.50%, 6/29/28 (USD)  1,380,000 1,369
Republic of Hungary, Series 25/B, 5.50%, 6/24/25  609,120,000 1,653
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  1,585,660,000 4,079
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  1,937,000,000 4,404
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  967,000,000 1,946
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 417
13,868
Total Hungary (Cost
$14,260
)
14,471

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDIA 1.0%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,575
1,575
Government Bonds 0.6%
Republic of India, 6.79%, 12/26/29  48,070,000 577
Republic of India, 7.26%, 8/22/32  141,500,000 1,744
2,321
Total India (Cost
$4,295
)
3,896
INDONESIA 9.3%
Corporate Bonds 1.2%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29  (1) 63,100,000,000 4,812
4,812
Government Bonds 8.1%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  14,280,000,000 970
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  83,804,000,000 6,437
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  136,957,000,000 10,502
Republic of Indonesia, Series FR78, 8.25%, 5/15/29  22,100,000,000 1,627
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  43,800,000,000 3,041
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  37,272,000,000 2,696
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  55,200,000,000 3,619
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  60,539,000,000 4,058
32,950
Total Indonesia (Cost
$36,592
)
37,762
IVORY COAST 0.4%
Government Bonds 0.4%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  1,665,000 1,526
Total Ivory Coast (Cost
$1,449
)
1,526
MALAYSIA 6.1%
Government Bonds 6.1%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  13,145,000 2,746
Government of Malaysia, Series 0322, 4.504%, 4/30/29  18,915,000 4,209
Government of Malaysia, Series 0411, 4.232%, 6/30/31  41,969,000 9,213
Government of Malaysia, Series 0519, 3.757%, 5/22/40  32,775,000 6,685

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, Series 0713, 4.935%, 9/30/43  9,040,000 2,145
Total Malaysia (Cost
$26,255
)
24,998
MEXICO 8.6%
Government Bonds 8.6%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  1,805,000 1,607
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 603
United Mexican States, Series M, 7.50%, 6/3/27  127,681,800 7,101
United Mexican States, Series M, 7.50%, 5/26/33  78,700,000 4,236
United Mexican States, Series M, 7.75%, 5/29/31  61,519,000 3,401
United Mexican States, Series M, 8.00%, 7/31/53  24,377,000 1,292
United Mexican States, Series M, 8.50%, 5/31/29  61,775,000 3,577
United Mexican States, Series M, 8.50%, 11/18/38  229,860,000 13,093
Total Mexico (Cost
$32,367
)
34,910
PERU 4.4%
Government Bonds 4.4%
Republic of Peru, 6.15%, 8/12/32  6,364,000 1,676
Republic of Peru, 6.35%, 8/12/28  (1) 28,528,000 7,981
Republic of Peru, 6.35%, 8/12/28  16,700,000 4,672
Republic of Peru, 6.90%, 8/12/37  4,284,000 1,165
Republic of Peru, 8.20%, 8/12/26  7,900,000 2,312
Total Peru (Cost
$18,200
)
17,806
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, Series 25-6, 9.25%, 11/5/34  14,060,000 315
Total Philippines (Cost
$284
)
315
POLAND 3.8%
Government Bonds 3.8%
Republic of Poland, Series 0727, 2.50%, 7/25/27  34,200,000 7,468
Republic of Poland, Series 1029, 2.75%, 10/25/29  7,300,000 1,532
Republic of Poland, Series 1033, 6.00%, 10/25/33  25,002,000 6,281
Total Poland (Cost
$14,079
)
15,281

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 4.5%
Corporate Bonds 0.2%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (5) 720,000 809
809
Government Bonds 4.3%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  49,920,000 10,143
Republic of Romania, Series 15YR, 5.80%, 7/26/27  12,100,000 2,584
Republic of Romania, Series 5Y, 4.25%, 4/28/36  19,060,000 3,288
Republic of Romania, Series 8Y, 4.15%, 1/26/28  8,430,000 1,677
17,692
Total Romania (Cost
$16,862
)
18,501
SENEGAL 0.4%
Government Bonds 0.4%
Republic of Senegal, 6.25%, 5/23/33 (USD)  2,163,000 1,816
Total Senegal (Cost
$2,010
)
1,816
SERBIA 0.6%
Government Bonds 0.6%
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  185,990,000 1,542
Serbia International Bond, 6.50%, 9/26/33 (USD)  1,030,000 1,013
Total Serbia (Cost
$2,967
)
2,555
SOUTH AFRICA 8.8%
Government Bonds 8.8%
Republic of South Africa, Series R186, 10.50%, 12/21/26  110,430,000 6,101
Republic of South Africa, Series R213, 7.00%, 2/28/31  98,360,000 4,185
Republic of South Africa, Series 2032, 8.25%, 3/31/32  112,619,000 5,030
Republic of South Africa, Series 2035, 8.875%, 2/28/35  221,624,000 9,653
Republic of South Africa, Series 2044, 8.75%, 1/31/44  195,010,000 7,607
Republic of South Africa, Series 2048, 8.75%, 2/28/48  85,644,000 3,303
Total South Africa (Cost
$41,991
)
35,879
SOUTH KOREA 0.2%
Corporate Bonds 0.2%
POSCO, 5.625%, 1/17/26 (USD)  (1) 660,000 657
Total South Korea (Cost
$657
)
657

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SRI LANKA 0.7%
Government Bonds 0.7%
Republic of Sri Lanka Treasury Bills, Series 182, 1.044%,
12/1/23  50,000,000 150
Republic of Sri Lanka Treasury Bills, Series 182, 6.916%,
10/6/23  265,000,000 818
Republic of Sri Lanka Treasury Bills, Series 182, 9.709%,
12/15/23  155,000,000 463
Republic of Sri Lanka Treasury Bills, Series 364, 21.516%,
4/5/24  440,000,000 1,251
Total Sri Lanka (Cost
$2,578
)
2,682
SUPRANATIONAL 1.3%
Government Bonds 1.3%
European Bank for Reconstruction & Development, Series
GMTN, 5.60%, 1/30/25 (IDR)  40,230,000,000 2,662
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,428
International Bank for Reconstruction & Development, Series
GMTN, 4.90%, 2/12/26 (INR)  90,700,000 1,050
Total Supranational (Cost
$5,615
)
5,140
THAILAND 7.2%
Government Bonds 7.2%
Kingdom of Thailand, 1.585%, 12/17/35  314,965,000 7,807
Kingdom of Thailand, 2.00%, 6/17/42  40,500,000 978
Kingdom of Thailand, 3.35%, 6/17/33  95,800,000 2,881
Kingdom of Thailand, 3.40%, 6/17/36  58,213,000 1,748
Kingdom of Thailand, 3.65%, 6/20/31  209,542,000 6,416
Kingdom of Thailand, 3.775%, 6/25/32  229,525,000 7,155
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  90,437,706 2,427
Total Thailand (Cost
$31,696
)
29,412
UKRAINE 1.0%
Government Bonds 1.0%
Government of Ukraine, 11.67%, 11/22/23  130,100,000 3,472
Government of Ukraine, 16.00%, 9/27/23  22,000,000 598
Total Ukraine (Cost
$5,545
)
4,070

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 2.2%
U.S. Treasury Obligations 2.2%
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  3,552,062 3,266
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  5,830,606 5,642
Total United States (Cost
$9,202
)
8,908
URUGUAY 1.4%
Government Bonds 1.4%
Republic of Uruguay, 8.25%, 5/21/31  106,300,000 2,616
Republic of Uruguay, 8.50%, 3/15/28  (1) 115,100,000 2,925
Total Uruguay (Cost
$5,276
)
5,541
SHORT-TERM INVESTMENTS 5.2%
Money Market Funds 4.8%
T. Rowe Price Government Reserve Fund, 5.13%  (6)(7) 19,567,390 19,567
19,567
U.S. Treasury Obligations 0.4%
U.S. Treasury Bills, 4.865%, 8/10/23  (8) 1,320,000 1,313
1,313
Total Short-Term Investments (Cost $20,880) 20,880
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
BNP Paribas
USD / MXN Put,
7/18/23 @ MXN
17.00  (3) 1 3,065 10
Deutsche Bank
USD / CNH Put,
8/17/23 @ CNH
7.05  (3) 1 4,050 5

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
HSBC Bank
USD / INR Put,
7/24/23 @ INR
82.30  (3) 1 7,700 35
Total Options Purchased (Cost $71) 50
Total Investments in Securities
94.8% of Net Assets
(Cost $390,740) $ 385,142
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$24,722 and represents 6.1% of net assets.
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Non-income producing
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$356 and represents 0.1% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Seven-day yield
(7) Affiliated Companies
(8) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
UYU Uruguayan Peso
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Interest Rate Swaps 0.1%
Brazil 0.1%
Barclays Bank, 2 Year Interest Rate Swap,
Receive Fixed 12.635% at Maturity, Pay
Variable 13.65%, (BRL CDI) at Maturity,
1/2/25 11,000 41 — 41
Goldman Sachs, 2 Year Interest Rate
Swap, Receive Fixed 13.310% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 1/2/25 30,000 176 — 176
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 10.840% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 7/1/24 11,000 (69) — (69)
Morgan Stanley, 5 Year Interest Rate
Swap, Receive Fixed 12.170% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 1/4/27 11,510 93 — 93
Total Brazil — 241
China 0.0%
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 2.20%, (7 Day Interbank Repo)
Quarterly, 5/15/30 5,573 9 — 9
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 2.35%, (7 Day Interbank Repo)
Quarterly, 5/16/30 5,521 9 — 9
Total China — 18
Total Bilateral Interest Rate Swaps — 259
Total Bilateral Swaps — 259

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.1%
Foreign/Europe 0.0%
Protection Bought (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S39, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 1,860 53 97 (44)
Total Foreign/Europe (44)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 (USD) 3,010 211 211 —
Total South Africa —
United States 0.1%
Protection Bought (Relevant Credit: Markit
CDX.EM-S38, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 975 41 66 (25)
Protection Bought (Relevant Credit: Markit
CDX.EM-S39, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 4,875 231 273 (42)
Total United States (67)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (111)
Interest Rate Swaps (0.0)%
China 0.1%
5 Year Interest Rate Swap, Receive Fixed
2.510% Quarterly, Pay Variable 2.900% (7
Day Interbank Repo) Quarterly, 6/24/27 6,000 7 1 6
5 Year Interest Rate Swap, Receive Fixed
2.710% Quarterly, Pay Variable 2.350% (7
Day Interbank Repo) Quarterly, 12/27/27 27,200 56 — 56
5 Year Interest Rate Swap, Receive Fixed
2.747% Quarterly, Pay Variable 2.900% (7
Day Interbank Repo) Quarterly, 4/28/28 17,000 41 — 41
5 Year Interest Rate Swap, Receive Fixed
2.765% Quarterly, Pay Variable 2.900% (7
Day Interbank Repo) Quarterly, 12/16/27 41,200 99 — 99

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
2.790% Quarterly, Pay Variable 2.900% (7
Day Interbank Repo) Quarterly, 12/9/27 4,300 11 — 11
Total China 213
Hungary (0.0)%
5 Year Interest Rate Swap, Receive Fixed
6.309% Annually, Pay Variable 16.000%
(6M HUF BUBOR) Semi-Annually, 3/18/27 320,000 (89) — (89)
5 Year Interest Rate Swap, Receive Fixed
9.584% Annually, Pay Variable 15.600%
(6M HUF BUBOR) Semi-Annually, 7/27/27 440,000 89 — 89
Total Hungary —
Mexico (0.1)%
5 Year Interest Rate Swap, Pay Fixed
8.850% 28 Days, Receive Variable
11.502% (MXIBTIIE) 28 Days, 7/1/27 61,000 (29) — (29)
5 Year Interest Rate Swap, Receive Fixed
6.540% 28 Days, Pay Variable 11.503%
(MXIBTIIE) 28 Days, 12/3/24 27,500 (85) — (85)
5 Year Interest Rate Swap, Receive Fixed
6.575% 28 Days, Pay Variable 11.505%
(MXIBTIIE) 28 Days, 9/13/24 56,500 (159) 1 (160)
7 Year Interest Rate Swap, Receive Fixed
8.530% 28 Days, Pay Variable 11.505%
(MXIBTIIE) 28 Days, 3/21/30 30,000 31 — 31
Total Mexico (243)
Poland (0.0)%
5 Year Interest Rate Swap, Pay Fixed
5.060% Semi-Annually, Receive Variable
6.950% (6M PLN WIBOR) Annually,
6/30/28 5,225 (4) — (4)
Total Poland (4)
Total Centrally Cleared Interest Rate Swaps (34)
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.349% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/24/28 1,010 8 — 8
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.608% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/17/28 960 (2) — (2)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.915% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/9/27 980 (15) — (15)
Total United States (9)
Total Centrally Cleared Zero-Coupon Inflation Swaps (9)
Total Centrally Cleared Swaps (154)
Net payments (receipts) of variation margin to date 153
Variation margin receivable (payable) on centrally cleared swaps $ (1)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/7/23 KRW 415,457 USD 311 $ 4
Bank of America 7/7/23 KRW 4,700,700 USD 3,638 (69)
Bank of America 7/7/23 PEN 10,696 USD 2,814 132
Bank of America 7/7/23 USD 860 IDR 12,621,153 19
Bank of America 7/7/23 USD 7,050 INR 582,992 (54)
Bank of America 7/7/23 USD 5,551 TWD 165,985 222
Bank of America 7/10/23 KZT 831,683 USD 1,793 46
Bank of America 7/14/23 USD 1,589 HUF 551,785 (21)
Bank of America 8/11/23 CLP 2,163,452 USD 2,653 30
Bank of America 8/18/23 TRY 13,877 USD 573 (49)
Bank of America 8/18/23 USD 1,726 PLN 7,366 (81)
Bank of America 8/25/23 EUR 926 USD 1,008 5
Bank of America 8/25/23 USD 924 GBP 737 (12)
Barclays Bank 7/7/23 INR 145,508 USD 1,765 8
Barclays Bank 7/7/23 USD 1,948 INR 159,755 2
Barclays Bank 7/7/23 USD 3,966 KRW 5,203,002 16
Barclays Bank 7/14/23 HUF 256,169 USD 745 2
Barclays Bank 7/14/23 USD 961 MXN 17,532 (61)
Barclays Bank 7/14/23 USD 3,886 ZAR 75,273 (107)
Barclays Bank 7/14/23 ZAR 21,285 USD 1,099 30
Barclays Bank 8/18/23 USD 1,488 PLN 6,250 (45)
Barclays Bank 10/6/23 KRW 5,203,002 USD 3,985 (15)
BNP Paribas 7/7/23 IDR 10,810,381 USD 722 (1)
BNP Paribas 7/7/23 USD 2,570 PEN 9,450 (33)
BNP Paribas 7/14/23 CZK 27,285 USD 1,224 27
BNP Paribas 7/14/23 CZK 22,960 USD 1,075 (21)
BNP Paribas 7/14/23 HUF 165,770 USD 479 4
BNP Paribas 7/14/23 MXN 59,162 USD 3,324 123
BNP Paribas 7/14/23 RON 5,894 USD 1,279 17
BNP Paribas 7/14/23 RON 11,444 USD 2,556 (38)
BNP Paribas 7/14/23 USD 2,568 MXN 45,585 (88)
BNP Paribas 7/14/23 ZAR 25,183 USD 1,362 (26)
BNP Paribas 8/11/23 USD 2,858 CLP 2,316,985 (16)
BNP Paribas 8/18/23 PLN 11,675 USD 2,823 41
BNP Paribas 8/25/23 EUR 1,480 USD 1,613 7
BNP Paribas 8/25/23 USD 6,105 EUR 5,578 1
BNP Paribas 9/5/23 USD 1,670 BRL 8,509 (86)
BNP Paribas 9/8/23 MYR 22,451 USD 4,906 (53)
BNP Paribas 9/8/23 USD 214 COP 975,964 (16)
BNP Paribas 9/8/23 USD 2,023 PHP 112,140 (2)
BNY Mellon 7/14/23 USD 324 MXN 5,598 (2)
BNY Mellon 7/14/23 ZAR 39,565 USD 2,089 10

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Canadian Imperial Bank
of Commerce 7/14/23 USD 696 MXN 12,918 $ (56)
Citibank 7/7/23 IDR 51,798,253 USD 3,454 (2)
Citibank 7/7/23 USD 1,854 IDR 27,601,257 14
Citibank 7/7/23 USD 6,141 PEN 23,189 (247)
Citibank 7/12/23 EGP 37,246 USD 1,090 104
Citibank 7/14/23 HUF 415,725 USD 1,184 29
Citibank 7/14/23 MXN 32,591 USD 1,809 89
Citibank 7/14/23 USD 3,026 MXN 54,909 (172)
Citibank 7/14/23 USD 4,249 RON 19,305 1
Citibank 7/14/23 USD 323 ZAR 5,989 6
Citibank 8/18/23 PLN 37,512 USD 8,976 227
Citibank 8/18/23 TRY 26,665 USD 1,237 (230)
Citibank 8/18/23 USD 412 RSD 43,878 4
Citibank 8/18/23 USD 1,583 TRY 36,440 207
Citibank 8/25/23 USD 2,190 EUR 2,031 (32)
Citibank 9/8/23 USD 486 COP 2,195,919 (30)
Citibank 9/15/23 CNH 16,849 USD 2,369 (36)
Citibank 10/6/23 USD 3,449 IDR 51,798,253 11
Citibank 10/13/23 MXN 46,665 USD 2,674 (1)
Deutsche Bank 7/7/23 IDR 35,528,874 USD 2,393 (25)
Deutsche Bank 7/7/23 INR 76,594 USD 923 10
Deutsche Bank 7/7/23 TWD 95,567 USD 3,070 (2)
Deutsche Bank 7/7/23 USD 3,728 IDR 55,198,332 49
Deutsche Bank 7/10/23 USD 807 KZT 368,872 (8)
Deutsche Bank 7/14/23 HUF 290,111 USD 857 (10)
Deutsche Bank 7/14/23 USD 1,122 ZAR 20,550 32
Deutsche Bank 7/14/23 ZAR 43,145 USD 2,280 9
Deutsche Bank 9/5/23 BRL 10,426 USD 2,048 103
Deutsche Bank 9/8/23 MYR 28,844 USD 6,292 (57)
Deutsche Bank 9/8/23 THB 86,223 USD 2,445 3
Deutsche Bank 9/8/23 THB 10,120 USD 294 (7)
Deutsche Bank 9/8/23 USD 1,144 THB 39,486 23
Deutsche Bank 10/6/23 USD 3,084 TWD 95,567 3
Deutsche Bank 10/6/23 USD 674 TWD 20,920 (1)
Goldman Sachs 7/7/23 IDR 45,231,111 USD 3,027 (12)
Goldman Sachs 7/7/23 INR 282,114 USD 3,401 37
Goldman Sachs 7/7/23 INR 102,700 USD 1,254 (2)
Goldman Sachs 7/7/23 TWD 168,359 USD 5,401 5
Goldman Sachs 7/7/23 USD 5,429 TWD 162,398 215
Goldman Sachs 7/14/23 CZK 352,988 USD 16,370 (178)
Goldman Sachs 9/8/23 COP 12,998,685 USD 3,067 (11)
Goldman Sachs 9/8/23 THB 168,075 USD 4,876 (103)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 9/8/23 USD 820 PHP 45,987 $ (11)
Goldman Sachs 9/8/23 USD 6,374 THB 219,936 128
Goldman Sachs 9/15/23 CNH 12,834 USD 1,810 (33)
Goldman Sachs 10/6/23 USD 3,024 IDR 45,231,112 21
Goldman Sachs 10/6/23 USD 5,428 TWD 168,359 1
HSBC Bank 7/7/23 INR 82,554 USD 1,004 2
HSBC Bank 7/7/23 KRW 2,645,164 USD 2,004 4
HSBC Bank 7/7/23 TWD 88,216 USD 2,838 (6)
HSBC Bank 7/7/23 USD 1,493 IDR 22,546,237 (10)
HSBC Bank 7/7/23 USD 778 TWD 23,759 15
HSBC Bank 7/14/23 MXN 143,917 USD 8,006 378
HSBC Bank 8/18/23 PLN 5,431 USD 1,293 39
HSBC Bank 8/18/23 TRY 20,500 USD 956 (182)
HSBC Bank 9/5/23 USD 1,016 BRL 5,084 (33)
HSBC Bank 9/8/23 MYR 11,384 USD 2,490 (29)
HSBC Bank 9/15/23 CNH 131,302 USD 18,560 (383)
HSBC Bank 10/6/23 USD 2,850 TWD 88,216 6
JPMorgan Chase 7/7/23 PEN 5,343 USD 1,472 (1)
JPMorgan Chase 7/7/23 USD 3,992 PEN 14,888 (109)
JPMorgan Chase 7/10/23 USD 1,016 KZT 462,811 (8)
JPMorgan Chase 7/12/23 EGP 6,527 USD 181 28
JPMorgan Chase 7/12/23 USD 1,102 EGP 34,309 3
JPMorgan Chase 7/12/23 USD 298 EGP 9,464 (5)
JPMorgan Chase 7/14/23 HUF 336,488 USD 976 5
JPMorgan Chase 7/14/23 MXN 64,558 USD 3,688 73
JPMorgan Chase 7/14/23 RON 9,574 USD 2,094 12
JPMorgan Chase 7/14/23 RON 17,968 USD 3,991 (38)
JPMorgan Chase 7/14/23 USD 2,677 CZK 58,246 6
JPMorgan Chase 7/14/23 USD 4,554 HUF 1,598,882 (111)
JPMorgan Chase 7/14/23 USD 3,269 RON 15,037 (39)
JPMorgan Chase 7/14/23 USD 6,502 ZAR 119,050 186
JPMorgan Chase 7/14/23 USD 1,393 ZAR 26,350 (5)
JPMorgan Chase 7/14/23 ZAR 18,910 USD 960 44
JPMorgan Chase 7/14/23 ZAR 29,339 USD 1,575 (18)
JPMorgan Chase 7/21/23 CHF 1,731 USD 1,953 (14)
JPMorgan Chase 8/11/23 CLP 1,819,042 USD 2,279 (23)
JPMorgan Chase 8/11/23 USD 931 CLP 750,633 —
JPMorgan Chase 8/18/23 PLN 8,654 USD 2,074 49
JPMorgan Chase 8/18/23 RSD 220,154 USD 2,027 21
JPMorgan Chase 8/18/23 TRY 29,344 USD 1,283 (175)
JPMorgan Chase 8/18/23 USD 2,893 PLN 11,709 20
JPMorgan Chase 8/18/23 USD 1,960 PLN 8,023 (8)
JPMorgan Chase 9/5/23 USD 1,776 BRL 8,939 (68)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 9/8/23 MYR 23,195 USD 5,001 $ 12
JPMorgan Chase 9/8/23 THB 180,707 USD 5,257 (125)
JPMorgan Chase 9/8/23 USD 586 COP 2,498,769 (2)
JPMorgan Chase 9/8/23 USD 3,114 MYR 14,231 37
JPMorgan Chase 9/8/23 USD 2,804 UYU 109,939 (101)
JPMorgan Chase 9/15/23 CNH 6,169 USD 858 (4)
JPMorgan Chase 10/6/23 KZT 462,811 USD 993 (10)
JPMorgan Chase 10/6/23 USD 1,461 PEN 5,343 (1)
JPMorgan Chase 10/11/23 EGP 34,309 USD 1,027 (16)
JPMorgan Chase 10/13/23 USD 934 MXN 16,320 (1)
Morgan Stanley 7/7/23 PEN 8,535 USD 2,252 99
Morgan Stanley 7/7/23 USD 1,620 PEN 6,077 (54)
Morgan Stanley 7/14/23 HUF 1,104,754 USD 3,113 110
Morgan Stanley 7/14/23 MXN 52,444 USD 2,988 67
Morgan Stanley 7/14/23 USD 2,084 CZK 46,165 (34)
Morgan Stanley 7/14/23 USD 2,283 ZAR 43,736 (37)
Morgan Stanley 7/14/23 ZAR 52,255 USD 2,682 91
Morgan Stanley 7/14/23 ZAR 7,254 USD 403 (18)
Morgan Stanley 8/11/23 USD 897 CLP 726,277 (4)
Morgan Stanley 9/5/23 BRL 32,738 USD 6,464 291
Morgan Stanley 9/8/23 USD 286 COP 1,301,285 (20)
Morgan Stanley 9/15/23 CNH 13,434 USD 1,858 2
RBC Dominion Securities 7/14/23 MXN 6,056 USD 330 22
RBC Dominion Securities 7/14/23 USD 1,514 MXN 25,950 3
RBC Dominion Securities 7/21/23 CHF 1,608 USD 1,771 29
RBC Dominion Securities 8/25/23 EUR 1,580 USD 1,709 20
RBC Dominion Securities 10/13/23 MXN 25,950 USD 1,488 (2)
Standard Chartered 7/7/23 INR 95,162 USD 1,160 (1)
Standard Chartered 7/7/23 PEN 5,969 USD 1,585 60
Standard Chartered 7/7/23 USD 1,992 KRW 2,558,319 50
Standard Chartered 7/14/23 USD 941 CZK 20,219 14
Standard Chartered 9/8/23 MYR 8,619 USD 1,854 9
Standard Chartered 9/8/23 USD 978 PHP 54,705 (9)
State Street 7/14/23 HUF 3,012,411 USD 8,537 252
State Street 7/14/23 USD 429 CZK 9,163 9
State Street 7/14/23 USD 964 HUF 335,407 (14)
State Street 7/14/23 USD 4,638 MXN 79,578 2
State Street 7/14/23 USD 4,887 MXN 89,674 (337)
State Street 7/14/23 USD 813 RON 3,640 12
State Street 7/14/23 USD 1,755 ZAR 32,445 33
State Street 7/21/23 USD 3,761 CHF 3,339 22
State Street 8/25/23 USD 925 GBP 737 (11)
State Street 9/5/23 BRL 39,346 USD 7,756 363

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 10/13/23 MXN 31,140 USD 1,783 $ —
State Street 10/13/23 MXN 48,438 USD 2,776 (1)
UBS Investment Bank 7/7/23 IDR 31,012,485 USD 2,092 (25)
UBS Investment Bank 7/7/23 USD 3,822 IDR 56,414,125 62
UBS Investment Bank 7/7/23 USD 510 INR 41,885 —
UBS Investment Bank 7/14/23 CZK 38,822 USD 1,797 (17)
UBS Investment Bank 7/14/23 RON 4,141 USD 918 (7)
UBS Investment Bank 7/14/23 USD 905 CZK 19,457 12
UBS Investment Bank 7/14/23 USD 939 HUF 330,916 (27)
UBS Investment Bank 7/14/23 USD 158 MXN 2,762 (3)
UBS Investment Bank 7/14/23 USD 2,087 ZAR 39,460 (6)
UBS Investment Bank 7/14/23 ZAR 41,167 USD 2,128 56
UBS Investment Bank 8/11/23 USD 1,780 CLP 1,449,675 (17)
UBS Investment Bank 9/5/23 USD 2,350 BRL 11,971 (120)
UBS Investment Bank 9/8/23 PHP 212,832 USD 3,780 63
UBS Investment Bank 9/8/23 THB 172,516 USD 5,007 (108)
UBS Investment Bank 9/8/23 USD 1,155 COP 5,009,417 (23)
UBS Investment Bank 9/8/23 USD 777 THB 26,801 16
UBS Investment Bank 9/15/23 CNH 15,535 USD 2,191 (41)
UBS Investment Bank 10/6/23 IDR 19,975,251 USD 1,324 2
UBS Investment Bank 10/6/23 INR 41,885 USD 509 —
UBS Investment Bank 10/6/23 INR 24,677 USD 300 —
Wells Fargo 7/7/23 PEN 23,061 USD 6,342 10
Wells Fargo 8/11/23 CLP 1,750,759 USD 2,133 39
Wells Fargo 9/8/23 USD 1,348 COP 6,107,813 (88)
Wells Fargo 10/6/23 USD 6,302 PEN 23,061 (9)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 117

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 13 Euro BOBL contracts 9/23 (1,641) $ 15
Long, 5 Euro BUND contracts 9/23 730 (2)
Short, 52 Mini ten year JGB contracts 9/23 (5,351) (20)
Short, 41 U.S. Treasury Long Bond contracts 9/23 (5,203) (4)
Long, 32 U.S. Treasury Notes five year contracts 9/23 3,427 (65)
Short, 5 Ultra U.S. Treasury Bonds contracts 9/23 (681) (8)
Short, 8 Ultra U.S. Treasury Notes ten year contracts 9/23 (948) 11
Net payments (receipts) of variation margin to date 40
Variation margin receivable (payable) on open futures contracts $ (33)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ —# $ — $ 308+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 19,382  ¤   ¤ $ 19,567^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $308 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $19,567.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $390,740) $ 385,142
Receivable for investment securities sold 12,738
Interest and dividends receivable 7,113
Unrealized gain on forward currency exchange contracts 4,837
Foreign currency (cost $1,542) 1,536
Cash deposits on centrally cleared swaps 827
Unrealized gain on bilateral swaps 328
Cash deposits on futures contracts 276
Due from affiliates 160
Receivable for shares sold 97
Other assets 428
Total assets 413,482
Liabilities
Unrealized loss on forward currency exchange contracts 4,720
Payable for investment securities purchased 1,816
Payable for shares redeemed 222
Investment management fees payable 212
Unrealized loss on bilateral swaps 69
Variation margin payable on futures contracts 33
Variation margin payable on centrally cleared swaps 1
Other liabilities 69
Total liabilities 7,142
NET ASSETS $ 406,340

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (60,876)
Paid-in capital applicable to 81,700,767 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 467,216
NET ASSETS $ 406,340
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $23,364; Shares outstanding: 4,695,039) $ 4.98
Advisor Class
(Net assets: $15; Shares outstanding: 2,955) $ 4.94
I Class
(Net assets: $109,023; Shares outstanding: 21,902,944) $ 4.98
Z Class
(Net assets: $273,938; Shares outstanding: 55,099,829) $ 4.97

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $153) $ 13,184
Dividend (net of foreign taxes of $14) 294
Total income 13,478
Expenses
Investment management 1,214
Shareholder servicing
Investor Class $ 31
I Class 1 32
Prospectus and shareholder reports
Investor Class 5
I Class 5
Z Class 1 11
Custody and accounting 122
Registration 33
Legal and audit 20
Proxy and annual meeting 3
Directors 1
Miscellaneous 15
Waived / paid by Price Associates (973)
Total expenses 478
Net investment income 13,000

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $33) (3,165)
Futures 48
Swaps (456)
Options written 119
Forward currency exchange contracts 2,539
Foreign currency transactions 435
Net realized loss (480)
Change in net unrealized gain / loss
Securities 24,642
Futures (574)
Swaps 925
Forward currency exchange contracts (2,044)
Other assets and liabilities denominated in foreign currencies 172
Change in net unrealized gain / loss 23,121
Net realized and unrealized gain / loss 22,641
INCREASE IN NET ASSETS FROM OPERATIONS
$ 35,641

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 13,000 $ 23,589
Net realized loss (480) (71,461)
Change in net unrealized gain / loss 23,121 2,479
Increase (decrease) in net assets from operations 35,641 (45,393)
Distributions to shareholders
Net earnings
Investor Class (834) –
I Class (3,039) –
Z Class (8,917) –
Tax return of capital – –
Investor Class – (2,269)
Advisor Class – (1)
I Class – (5,670)
Z Class – (15,653)
Decrease in net assets from distributions (12,790) (23,593)
Capital share transactions
*
Shares sold
Investor Class 5,019 11,297
I Class 18,158 30,634
Z Class 16,250 7,723
Distributions reinvested
Investor Class 786 2,155
Advisor Class – 1
I Class 2,993 5,380
Z Class 8,931 15,659
Shares redeemed
Investor Class (15,883) (28,276)
Advisor Class (1) (15)
I Class (9,374) (46,264)
Z Class (6,863) (10,209)
Increase (decrease) in net assets from capital share
transactions 20,016 (11,915)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 42,867 (80,901)
Beginning of period 363,473 444,374
End of period $ 406,340 $ 363,473
*Share information (000s)
Shares sold
Investor Class 1,034 2,320
I Class 3,705 6,145
Z Class 3,326 1,579
Distributions reinvested
Investor Class 162 448
I Class 616 1,120
Z Class 1,840 3,267
Shares redeemed
Investor Class (3,321) (5,755)
Advisor Class – (3)
I Class (1,935) (9,233)
Z Class (1,426) (2,068)
Increase (decrease) in shares outstanding 4,001 (2,180)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Local
Currency Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets Local
Currency Bond Fund (Investor Class), the Emerging Markets Local Currency Bond
Fund–Advisor Class (Advisor Class), the Emerging Markets Local Currency Bond
Fund–I Class (I Class) and the Emerging Markets Local Currency Bond Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25%
of the class’s average daily net assets; during the six months ended June 30, 2023, the
Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 363,856 $ — $ 363,856
Private Investment Company
2
— — — 356
Short-Term Investments 19,567 1,313 — 20,880
Options Purchased — 50 — 50
Total Securities 19,567 365,219 — 385,142
Swaps* — 669 — 669
Forward Currency Exchange
Contracts — 4,837 — 4,837
Futures Contracts* 26 — — 26
Total $ 19,593 $ 370,725 $ — $ 390,674
Liabilities
Swaps* $ — $ 564 $ — $ 564
Forward Currency Exchange
Contracts — 4,720 — 4,720
Futures Contracts* 99 — — 99
Total $ 99 $ 5,284 $ — $ 5,383
1
Includes Convertible Bonds, Corporate Bonds, Government Bonds and U.S. Treasury
Obligations.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 8
Interest rate derivatives
Bilateral Swaps
,
Centrally Cleared Swaps
,
Futures 687
Foreign exchange derivatives
Forwards
,
Securities^ 4,887
^
,*
Total $ 5,582
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 17
Interest rate derivatives
Bilateral Swaps
,
Centrally Cleared Swaps,
Futures 535
Foreign exchange derivatives Forwards 4,720
Credit derivatives Centrally Cleared Swaps 111
Total $ 5,383
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (5) $ (5)
Interest rate
derivatives (17) — 48 — (257) (226)
Foreign
exchange
derivatives (305) 119 — 2,539 — 2,353
Credit
derivatives — — — — (194) (194)
Total $ (322) $ 119 $ 48 $ 2,539 $ (456) $ 1,928
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 25 $ 25
Interest rate
derivatives 14 — (574) — 898 338
Foreign
exchange
derivatives 86 — — (2,044) — (1,958)
Credit
derivatives — — — — 2 2
Total $ 100 $ — $ (574) $ (2,044) $ 925 $ (1,593)
^ Options purchased are reported as securities.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of June 30, 2023, cash of $1,103,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 458 $ (286) $ 172 $ (352) $ —
Barclays Bank 99 (228) (129) — —
BNP Paribas 230 (380) (150) 272 122
BNY Mellon 10 (2) 8 — 8
Canadian Imperial
Bank of Commerce — (56) (56) — —
Citibank 710 (750) (40) — —
Deutsche Bank 237 (110) 127 — 127
Goldman Sachs 583 (419) 164 (300) —
HSBC Bank 479 (643) (164) 1 —
JPMorgan Chase 496 (882) (386) 271 —
Morgan Stanley 753 (167) 586 (454) 132
RBC Dominion
Securities 74 (2) 72 — 72
Standard Chartered 133 (10) 123 — 123
State Street 693 (363) 330 (306) 24
UBS Investment
Bank 211 (394) (183) — —
Wells Fargo 49 (97) (48) — —
Total $ 5,215 $ (4,789)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 38%
and 50% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 7% of net assets.
Options   The fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 3% and 12% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 12% and 15% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $211,274,000 and $205,177,000, respectively, for the six months ended
June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $33,986,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $400,339,000. Net unrealized loss aggregated $14,290,000 at period-end, of which $21,342,000 related to appreciated investments and $35,632,000 related to depreciated investments.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.36% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $165,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended June 30, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $16,000 for T. Rowe Price Services, Inc.; and less than
$1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At June 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the
Advisor Class I Class Z Class
Expense limitation/I Class Limit 1.10% 0.05% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(30) $(943)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 5,316,532,865 42,338,636
Mark J. Parrell 5,314,462,793 44,388,756
Kellye L. Walker 5,314,203,135 44,903,088
Eric L. Veiel 5,309,419,858 49,685,657

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and
Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contract.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of certain share classes of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Investor Class Expense Group and Expense Universe) and first quintile
(Advisor Class Expense Group), and the fund’s total expenses ranked in the first quintile
(Investor Class Expense Group, Expense Universe, and Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F192-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023